PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Electronic equipment and others	19,489	17,527	2,507
Less: accumulated depreciation	(16,013)	(14,964)	(2,140)
Property and equipment, net	3,476	2,563	367